Consolidated Balance Sheets (Q3) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000	500,000	500,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	3,652,285	3,652,285	3,639,185
Common stock, shares outstanding	3,652,285	3,652,285	3,639,185
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized	6,746	6,746	6,746
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0